INCOME TAXES - Schedule Of Current And Deferred Component Of Income Tax Expenses Which Were Attributable To The Company's PRC Subsidiaries And VIE And VIEs Subsidiaries (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current and deferred component of income tax expenses (benefits)
Total income tax expenses (benefit)	$ (969)	$ (65)	$ 1,944
PRC [Member]
Current and deferred component of income tax expenses (benefits)
Current income tax expenses (benefit)	(969)	(65)	1,944
Deferred income tax expenses		0	0
Total income tax expenses (benefit)	$ (969)	$ (65)	$ 1,944